Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location of Group’s Revenue	The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Thailand	14,623,456	13,839,239	10,863,491	2,303,686
Malaysia	6,603,241	8,779,051	6,635,737	1,407,158
Switzerland	8,221,138	7,823,338	3,274,015	694,280
United States of America	2,687,546	3,467,540	973,061	206,345
Others (a)	330,076	360,314	682,521	144,734
	32,465,457	34,269,482	22,428,825	4,756,203
(a)	No revenue from other single country amounted to 3% or more of the Group’s revenue.